Other Operating Income - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other operating income [line items]
Assets held for sale		₨ 240	₨ 27,201
Liabilities directly associated with assets held for sale			₨ 6,212
Change in fair value of the callable units	₨ 992
Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash consideration		25,432
Gain on sale		₨ 3,108
Workday business [member]
Disclosure of other operating income [line items]
Gain on sale	₨ 152
Top of range [member] | Wipro Airport IT Services Limited [member]
Disclosure of other operating income [line items]
Percentage of ownership interest		74.00%
Bottom of range [member] | Wipro Airport IT Services Limited [member]
Disclosure of other operating income [line items]
Percentage of ownership interest		11.00%
Share buy- back program [member] | Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash consideration		₨ 28,124
Cash paid for unit subscription		3,766
Buyback unit amount		₨ 2,032
Vesting period of shares issued		3 years
Cash consideration		₨ 24,358
Amount of units issued by the buyer		₨ 1,734